Leases Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases Obligations [Abstract]
Summary of Future Minimum Lease Payments

The amount of future minimum lease payments as of December 31, 2021 were as follows:

	Future minimum lease payments		Interest		Present value of minimum lease payments
Less than one year	Ps.	16,282	Ps.	(4,410)	Ps.	11,872

Less than two years	Ps.	15,444	Ps.	(3,429)	Ps.	12,015
Less than three years		14,394		(2,454)		11,940
Less than four years		14,399		(1,432)		12,967
Five years and more than five years		10,525		(353)		10,172
Liabilities for assets in lease long term		54,762		(7,668)		47,094
Total liabilities for leased assets	Ps.	71,044	Ps.	(12,078)	Ps.	58,966